Private Placement	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ALTIMAR ACQUISITION CORP. II [Member]
Private Placement
Note 4 — Private Placement
The Sponsor has committed to purchase an aggregate of 9,000,000 Private Placement Warrants (or 9,900,000 Private Placement Warrants if the underwriters’ over-allotment option is exercised in full) at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $9,000,000 (or $9,900,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering and the underwriters’ full exercise of their over-allotment option, the Sponsor purchased an aggregate of 9,900,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $9,900,000 in a private placement transaction. Each Private Placement Warrant is exercisable to purchase one Class A Ordinary Share at a price of $11.50 per Class A Ordinary Share, subject to adjustment (see Note 8). A portion of the proceeds from the sale of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares, subject to the requirements of applicable law, and the Private Placement Warrants will expire worthless.